INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchase of available-for-sale debt securities		$ 51,115
Fair value change of available-for-sale debt securities	$ 11,580	(8,168)
Fair value change of equity securities	(5,164)
Fair value change and extinguishment of put right liabilities		(13,852)	$ 1,118
Put right liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial liabilities / assets at the beginning of the period		13,852
Fair value change and extinguishment of put right liabilities		(13,852)
Fair value of Level 3 financial liabilities / assets at the end of the period			$ 13,852
Investments in available-for-sale debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial liabilities / assets at the beginning of the period	30,824
Purchase of available-for-sale debt securities		38,727
Fair value change of available-for-sale debt securities	11,580	(8,168)
Reclassification of available-for-sale debt securities to equity securities	(42,404)
Currency translation differences		265
Fair value of Level 3 financial liabilities / assets at the end of the period		$ 30,824
Investments in equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reclassification of available-for-sale debt securities to equity securities	38,524
Fair value change of equity securities	(1,283)
Fair value of Level 3 financial liabilities / assets at the end of the period	$ 37,241